Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantees
Maturity less than 1 year	52,969	55,441
Maturity between 1 to 3 years	13,833	17,076
Maturity between 3 to 5 years	3,423	7,982
Maturity greater than 5 years	5,184	8,526
Total gross amount	75,409	89,025
Total net amount	74,262	87,344
Carrying value	1,294	3,777
Collateral received	20,525	23,109
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,104	3,273
Maturity between 1 to 3 years	1,550	2,062
Maturity between 3 to 5 years	334	1,106
Maturity greater than 5 years	845	907
Total gross amount	12,833	7,348
Total net amount	12,446	6,613
Carrying value	167	50
Collateral received	2,166	2,455
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,160	5,598
Maturity between 1 to 3 years	1,643	1,674
Maturity between 3 to 5 years	970	1,317
Maturity greater than 5 years	1,758	1,715
Total gross amount	9,531	10,304
Total net amount	8,793	9,394
Carrying value	139	73
Collateral received	3,336	3,381
Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,211	15,005
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12,211	15,005
Total net amount	12,211	15,005
Carrying value	0	0
Collateral received	12,211	15,005
Derivatives
Guarantees
Maturity less than 1 year	21,197	27,593
Maturity between 1 to 3 years	9,951	12,953
Maturity between 3 to 5 years	1,833	5,137
Maturity greater than 5 years	2,434	5,710
Total gross amount	35,415	51,393
Total net amount	35,415	51,393
Carrying value	985	3,650
Other guarantees
Guarantees
Maturity less than 1 year	4,297	3,972
Maturity between 1 to 3 years	689	387
Maturity between 3 to 5 years	286	422
Maturity greater than 5 years	147	194
Total gross amount	5,419	4,975
Total net amount	5,397	4,939
Carrying value	3	4
Collateral received	2,812	2,268
Bank
Guarantees
Maturity less than 1 year	52,728	55,181
Maturity between 1 to 3 years	13,782	17,012
Maturity between 3 to 5 years	3,399	7,961
Maturity greater than 5 years	5,173	8,514
Total gross amount	75,082	88,668
Total net amount	73,935	86,987
Carrying value	1,290	3,773
Collateral received	20,471	23,042
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,101	3,267
Maturity between 1 to 3 years	1,548	2,061
Maturity between 3 to 5 years	334	1,106
Maturity greater than 5 years	845	907
Total gross amount	12,828	7,341
Total net amount	12,441	6,606
Carrying value	167	50
Collateral received	2,164	2,451
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,047	5,470
Maturity between 1 to 3 years	1,599	1,619
Maturity between 3 to 5 years	951	1,300
Maturity greater than 5 years	1,750	1,705
Total gross amount	9,347	10,094
Total net amount	8,608	9,184
Carrying value	135	69
Collateral received	3,307	3,345
Bank | Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,211	15,005
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12,211	15,005
Total net amount	12,211	15,005
Carrying value	0	0
Collateral received	12,211	15,005
Bank | Derivatives
Guarantees
Maturity less than 1 year	21,197	27,593
Maturity between 1 to 3 years	9,951	12,953
Maturity between 3 to 5 years	1,833	5,137
Maturity greater than 5 years	2,434	5,710
Total gross amount	35,415	51,393
Total net amount	35,415	51,393
Carrying value	985	3,650
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,172	3,846
Maturity between 1 to 3 years	684	379
Maturity between 3 to 5 years	281	418
Maturity greater than 5 years	144	192
Total gross amount	5,281	4,835
Total net amount	5,260	4,799
Carrying value	3	4
Collateral received	2,789	2,241